PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Impairment	$ 51
Impairment		$ 335
Acquired property and equipment, not yet paid	480	346
Property plant and equipment pledged as security for bank borrowings	$ 652	$ 750